Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 5.2%
Afterpay, Ltd.(1)	7,874	$ 698,898
APA Group	39,830	265,771
ASX, Ltd.	6,590	384,169
Australia & New Zealand Banking Group, Ltd.	99,571	2,101,735
BlueScope Steel, Ltd.	42,161	692,778
Brambles, Ltd.	53,725	461,065
Cochlear, Ltd.	2,323	438,274
Coles Group, Ltd.	56,113	718,793
Commonwealth Bank of Australia	55,677	4,169,239
Computershare, Ltd.	19,984	253,281
CSL, Ltd.	16,417	3,511,078
Domino's Pizza Enterprises, Ltd.	1,901	171,904
Endeavour Group, Ltd.(1)	50,223	236,911
Insurance Australia Group, Ltd.	77,458	299,488
Macquarie Group, Ltd.	12,603	1,476,585
Magellan Financial Group, Ltd.	4,082	164,862
National Australia Bank, Ltd.	114,829	2,257,402
Qantas Airways, Ltd.(1)	63,509	221,709
QBE Insurance Group, Ltd.	46,908	378,527
Ramsay Health Care, Ltd.	7,578	357,536
REA Group, Ltd.	1,852	234,666
Reece, Ltd.	9,001	159,397
Seek, Ltd.	10,950	272,206
Sonic Healthcare, Ltd.	16,726	481,967
Suncorp Group, Ltd.	41,087	342,060
Sydney Airport(1)	121,237	526,049
Telstra Corp., Ltd.	434,867	1,226,493
TPG Telecom, Ltd.	10,500	49,317
Transurban Group	104,846	1,118,191
Wesfarmers, Ltd.	48,791	2,163,053
Westpac Banking Corp.	128,044	2,477,882
WiseTech Global, Ltd.	4,265	101,919
Woolworths Group, Ltd.	57,592	1,648,077
		$30,061,282
Austria — 0.2%
Erste Group Bank AG	10,315	$379,193
Raiffeisen Bank International AG	4,769	108,249
Verbund AG	2,426	223,485
Voestalpine AG	8,254	336,675
		$1,047,602
Belgium — 0.7%
Ageas S.A./NV	4,198	$233,288
Anheuser-Busch InBev S.A./NV	25,447	1,834,444
Security	Shares	Value
Belgium (continued)
D'ieteren Group	524	$ 63,440
Elia Group S.A./NV(2)	503	53,095
Etablissements Franz Colruyt NV	1,557	87,113
Groupe Bruxelles Lambert S.A.	1,373	153,737
KBC Group NV	6,885	525,679
Proximus S.A.	3,652	70,589
Sofina S.A.	417	180,167
Solvay S.A.	1,953	248,584
UCB S.A.	3,574	374,311
Umicore S.A.	5,051	309,011
		$4,133,458
Canada — 9.0%
Air Canada(1)	11,584	$238,296
Algonquin Power & Utilities Corp.(2)	24,855	370,339
Alimentation Couche-Tard, Inc., Class B	37,436	1,375,613
Bank of Montreal	23,162	2,374,124
Bank of Nova Scotia (The)	43,124	2,804,660
BCE, Inc.	33,880	1,670,768
Brookfield Asset Management Reinsurance Partners, Ltd., Class A(1)	334	17,648
Brookfield Asset Management, Inc., Class A	52,850	2,696,220
BRP, Inc.	1,369	107,126
CAE, Inc.(1)	10,142	312,376
Canadian Imperial Bank of Commerce(2)	16,075	1,829,899
Canadian National Railway Co.	23,506	2,480,114
Canadian Pacific Railway, Ltd.	25,796	1,983,603
Canadian Tire Corp., Ltd., Class A	1,846	292,120
CCL Industries, Inc., Class B	6,028	331,987
CGI, Inc.(1)	8,347	756,792
Constellation Software, Inc.	744	1,126,809
Dollarama, Inc.	9,702	444,088
Empire Co., Ltd.	6,989	220,450
FirstService Corp.(2)	1,295	222,112
George Weston, Ltd.	3,499	333,500
GFL Environmental, Inc.	5,974	190,941
Gildan Activewear, Inc.	6,221	229,549
Great-West Lifeco, Inc.	11,954	355,071
Hydro One, Ltd.(3)	11,413	275,842
IGM Financial, Inc.(2)	2,863	101,069
Intact Financial Corp.	5,199	706,328
Loblaw Cos., Ltd.	7,551	464,719
Lundin Mining Corp.	62,302	561,904
Magna International, Inc.	10,939	1,013,389
Manulife Financial Corp.	69,970	1,377,273
Metro, Inc.	11,228	538,303
National Bank of Canada	12,199	912,957

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Northland Power, Inc.	7,770	$ 265,080
Nutrien, Ltd.(2)	22,209	1,345,691
Open Text Corp.	10,343	525,244
Power Corp. of Canada(2)	20,037	633,309
Quebecor, Inc., Class B	6,493	173,168
Rogers Communications, Inc., Class B	13,431	714,023
Royal Bank of Canada	44,123	4,470,319
Saputo, Inc.	11,212	334,388
Shaw Communications, Inc., Class B	16,390	474,802
Shopify, Inc., Class A(1)	3,506	5,122,196
Sun Life Financial, Inc.	21,176	1,091,941
TELUS Corp.	50,998	1,143,711
TFI International, Inc.	2,868	261,836
Thomson Reuters Corp.	7,539	748,852
Toromont Industries, Ltd.	2,797	243,688
Toronto-Dominion Bank (The)	57,618	4,037,815
Waste Connections, Inc.(4)	1,922	229,544
Waste Connections, Inc.(2)(4)	8,307	992,471
West Fraser Timber Co., Ltd.	3,197	229,510
WSP Global, Inc.	4,666	544,668
		$52,298,245
Denmark — 2.1%
Ambu A/S, Class B	4,228	$162,685
AP Moller - Maersk A/S, Class B	248	713,970
Ascendis Pharma A/S ADR(1)	1,470	193,378
Carlsberg A/S, Class B	3,393	633,188
Chr. Hansen Holding A/S	3,196	288,388
Coloplast A/S, Class B	3,601	591,224
Danske Bank A/S	18,639	328,250
Demant A/S(1)	2,665	150,185
DSV Panalpina A/S	5,664	1,322,193
Genmab A/S(1)	1,877	769,087
GN Store Nord A/S	3,303	288,847
H Lundbeck A/S	1,661	52,889
Novo Nordisk A/S, Class B	46,765	3,914,633
Novozymes A/S, Class B	5,710	430,817
Orsted A/S(3)	5,511	773,531
Pandora A/S	2,748	370,743
ROCKWOOL International A/S, Class B	364	177,276
Tryg A/S	8,107	199,130
Vestas Wind Systems A/S	29,065	1,135,628
		$12,496,042
Finland — 1.2%
Elisa Oyj	3,930	$234,525
Kesko Oyj, Class B	10,607	391,678
Security	Shares	Value
Finland (continued)
Kone Oyj, Class B	9,719	$ 793,208
Metso Outotec Oyj	21,467	249,435
Neste Oyj	25,061	1,537,293
Nokia Oyj(1)	156,495	838,462
Nordea Bank Abp	92,239	1,027,165
Sampo Oyj, Class A	14,098	648,290
Stora Enso Oyj, Class R	20,907	381,781
UPM-Kymmene Oyj	16,012	606,181
Valmet Oyj	3,498	152,755
Wartsila Oyj Abp	12,961	192,564
		$7,053,337
France — 8.6%
Accor S.A.(1)	7,714	$288,531
Aeroports de Paris(1)	1,084	141,496
Air Liquide S.A.	14,408	2,526,442
Alstom S.A.(1)	10,599	535,522
Amundi S.A.(3)	1,651	145,616
Arkema S.A.	1,813	227,865
Atos SE	2,200	133,963
AXA S.A.	64,965	1,649,613
BioMerieux	1,046	121,536
BNP Paribas S.A.	30,818	1,934,126
Bouygues S.A.	5,837	216,202
Bureau Veritas S.A.(1)	9,406	297,827
Capgemini SE	4,755	914,450
Carrefour S.A.	20,439	402,228
Cie de Saint-Gobain(1)	26,470	1,746,910
Cie Generale des Etablissements Michelin SCA	5,065	808,350
CNP Assurances	4,175	71,156
Credit Agricole S.A.	30,473	427,219
Danone S.A.	22,418	1,577,216
Dassault Systemes SE	3,983	966,659
Edenred	8,577	489,032
Eiffage S.A.	3,224	328,386
Engie S.A.	55,292	758,195
EssilorLuxottica S.A.	8,933	1,650,222
Eurazeo SE	954	83,177
Eurofins Scientific SE(1)	4,193	479,590
Faurecia SE(1)	3,513	172,700
Getlink SE	11,833	184,798
Hermes International	742	1,082,809
Iliad S.A.	405	59,340
Ipsen S.A.	1,186	123,412
JC Decaux S.A.(1)	3,190	88,442
Kering S.A.	2,076	1,819,027
Legrand S.A.	8,143	863,022

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
L'Oreal S.A.	6,678	$ 2,982,353
LVMH Moet Hennessy Louis Vuitton SE	7,446	5,857,446
Natixis S.A.	16,773	79,685
Orange S.A.	49,314	562,810
Orpea S.A.(1)	1,674	213,122
Pernod-Ricard S.A.	7,113	1,580,952
Publicis Groupe S.A.	8,179	523,415
Renault S.A.(1)	6,041	244,887
Rexel S.A.(1)	8,301	173,808
Safran S.A.	10,517	1,459,580
Sanofi	33,856	3,556,999
Sartorius Stedim Biotech	775	366,800
Schneider Electric SE	16,351	2,577,646
SEB S.A.	846	153,044
Societe Generale S.A.	24,544	726,046
Sodexo S.A.(1)	2,581	241,219
SOITEC(1)	611	134,923
Suez S.A.	10,463	248,930
Teleperformance	1,597	648,525
Thales S.A.	2,970	303,465
Ubisoft Entertainment S.A.(1)	2,384	166,565
Valeo S.A.	6,502	196,123
Veolia Environnement S.A.	17,700	535,086
Vinci S.A.	15,145	1,618,968
Vivendi SE	27,640	928,680
Wendel SE	814	109,540
Worldline S.A.(1)(3)	5,645	528,962
		$50,034,658
Germany — 7.7%
adidas AG	5,335	$1,990,796
Allianz SE	12,598	3,143,916
Aroundtown S.A.	34,450	268,787
Bayerische Motoren Werke AG	12,318	1,305,899
Bechtle AG	674	125,270
Beiersdorf AG	2,991	361,031
Brenntag SE	4,835	450,005
Carl Zeiss Meditec AG	1,045	202,004
Commerzbank AG(1)	29,137	206,921
Continental AG(1)	3,678	541,112
Covestro AG(3)	6,024	389,503
CTS Eventim AG & Co. KGaA(1)	2,415	150,857
Daimler AG	29,089	2,599,352
Delivery Hero SE(1)(3)	5,942	785,093
Deutsche Boerse AG	5,691	993,343
Deutsche Lufthansa AG(1)	14,965	168,291
Deutsche Post AG	32,713	2,227,908
Security	Shares	Value
Germany (continued)
Deutsche Telekom AG	103,012	$ 2,178,704
Deutsche Wohnen SE	10,390	635,744
DWS Group GmbH & Co. KGaA(3)	746	33,810
Evonik Industries AG	6,874	230,783
Evotec SE(1)	3,879	175,966
Fielmann AG(1)	992	77,624
Fraport AG Frankfurt Airport Services Worldwide(1)	970	66,104
Fresenius Medical Care AG & Co. KGaA	6,828	567,381
Fresenius SE & Co. KGaA	13,782	719,281
FUCHS PETROLUB SE	3,396	131,912
GEA Group AG	5,620	227,723
Hannover Rueck SE	1,943	325,273
HeidelbergCement AG	11,962	1,027,015
Hella GmbH & Co. KGaA(1)	1,685	115,489
HelloFresh SE(1)	4,976	483,712
Henkel AG & Co. KGaA	9,386	864,350
Infineon Technologies AG	41,633	1,674,615
KION Group AG	2,165	231,137
Knorr-Bremse AG	2,039	234,600
Lanxess AG	2,841	194,975
LEG Immobilien SE	2,285	328,941
Merck KGaA	4,337	832,167
MTU Aero Engines AG	1,831	453,986
Muenchener Rueckversicherungs-Gesellschaft AG	4,327	1,185,860
Nemetschek SE	1,872	143,295
Puma SE	2,697	321,889
Rational AG	167	151,298
RTL Group S.A.	1,167	69,497
SAP SE	33,182	4,660,733
Schaeffler AG, PFC Shares	2,570	23,720
Scout24 AG(3)	2,847	240,212
Siemens AG	24,569	3,901,033
Siemens Energy AG(1)	11,628	350,271
Siemens Healthineers AG(3)	9,437	578,613
Symrise AG	4,360	607,595
Talanx AG(1)	1,695	69,341
TeamViewer AG(1)(3)	5,343	200,667
Telefonica Deutschland Holding AG(3)	24,343	64,259
ThyssenKrupp AG(1)	42,196	440,721
TUI AG(1)(2)	24,333	124,553
Uniper SE	5,852	215,607
United Internet AG	3,162	129,316
Volkswagen AG	5,603	1,841,512
Vonovia SE	19,280	1,245,980
Wacker Chemie AG	444	68,438

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Zalando SE(1)(3)	5,587	$ 675,691
		$ 45,031,481
Hong Kong — 2.6%
AIA Group, Ltd.	369,183	$ 4,579,927
Airtac International Group	4,000	154,080
BOC Hong Kong Holdings, Ltd.	117,350	397,735
Chow Tai Fook Jewellery Group, Ltd.	56,200	128,407
CK Asset Holdings, Ltd.	106,500	733,041
Fosun International, Ltd.	166,500	239,307
Hang Lung Properties, Ltd.	64,000	155,218
Hang Seng Bank, Ltd.	24,779	494,285
Henderson Land Development Co., Ltd.	43,355	205,167
HKT Trust & HKT, Ltd.	119,000	162,087
Hong Kong Exchanges & Clearing, Ltd.	42,899	2,553,766
Hongkong Land Holdings, Ltd.	49,100	233,835
Man Wah Holdings, Ltd.	51,200	123,001
MTR Corp., Ltd.	58,876	327,821
New World Development Co., Ltd.	53,250	276,152
Shenzhou International Group Holdings, Ltd.	29,100	734,856
Sino Land Co., Ltd.	126,000	198,631
Sun Hung Kai Properties, Ltd.	64,801	963,069
Swire Pacific, Ltd., Class A	22,393	151,726
Swire Properties, Ltd.	29,400	87,573
Techtronic Industries Co., Ltd.	47,993	836,372
WH Group, Ltd.(2)(3)	382,502	343,335
Wharf Holdings, Ltd. (The)	52,779	201,314
Wharf Real Estate Investment Co., Ltd.	55,000	319,717
Xinyi Glass Holdings, Ltd.	144,000	586,721
		$15,187,143
Ireland — 1.5%
AIB Group PLC(1)	18,337	$47,321
Aon PLC, Class A	8,742	2,087,240
Bank of Ireland Group PLC(1)	21,719	116,547
CRH PLC	37,707	1,906,893
DCC PLC	8,270	677,435
ICON PLC(1)(2)	1,556	321,641
James Hardie Industries PLC CDI	33,163	1,125,290
Kerry Group PLC, Class A	5,113	714,851
Kingspan Group PLC	12,671	1,197,577
Smurfit Kappa Group PLC	7,600	413,477
		$8,608,272
Israel — 0.4%
Azrieli Group, Ltd.	2,898	$204,197
Bank Hapoalim B.M.(1)	33,073	265,530
Security	Shares	Value
Israel (continued)
Bank Leumi Le-Israel B.M.(1)	40,917	$ 310,917
Check Point Software Technologies, Ltd.(1)	3,430	398,326
Fiverr International, Ltd.(1)	815	197,629
Mizrahi Tefahot Bank, Ltd.(1)	4,306	132,645
Nice, Ltd.(1)	1,920	473,920
Wix.com, Ltd.(1)	1,802	523,085
		$ 2,506,249
Italy — 1.8%
A2A SpA	48,085	$98,358
Amplifon SpA	4,387	216,910
Assicurazioni Generali SpA	41,297	829,107
Banca Mediolanum SpA	8,796	85,666
De' Longhi SpA	2,114	92,146
DiaSorin SpA	912	172,565
Enel SpA	299,819	2,786,179
FinecoBank Banca Fineco SpA(1)	21,824	380,858
Hera SpA	31,012	128,208
Infrastrutture Wireless Italiane SpA(3)	11,740	132,573
Interpump Group SpA	2,421	143,639
Intesa Sanpaolo SpA	614,780	1,700,688
Mediobanca Banca di Credito Finanziario SpA(1)	17,185	201,067
Moncler SpA	7,019	475,803
Poste Italiane SpA(3)	18,779	248,550
PRADA SpA	21,000	159,337
Prysmian SpA	9,872	354,267
Recordati Industria Chimica e Farmaceutica SpA	3,567	204,040
Snam SpA(2)	81,239	469,947
Telecom Italia SpA(2)	557,058	277,174
Terna SpA	53,227	396,950
UniCredit SpA	80,021	946,064
UnipolSai Assicurazioni SpA	13,800	40,091
		$10,540,187
Japan — 16.4%
Acom Co., Ltd.	15,000	$65,450
Advantest Corp.	6,600	592,593
AEON Co., Ltd.	18,079	485,326
AGC, Inc.	14,055	588,770
Aisin Corp.	4,800	205,812
Ajinomoto Co., Inc.	16,108	418,480
ANA Holdings, Inc.(1)	13,156	309,194
Asahi Group Holdings, Ltd.	17,100	799,232
Asahi Kasei Corp.	36,100	396,782
Astellas Pharma, Inc.	60,171	1,048,579
Bandai Namco Holdings, Inc.	6,075	420,447
Bridgestone Corp.	18,500	840,869

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Canon, Inc.(2)	31,268	$ 706,718
Capcom Co., Ltd.	4,200	122,760
Central Japan Railway Co.	4,067	617,983
Chugai Pharmaceutical Co., Ltd.	21,456	850,443
CyberAgent, Inc.	14,100	301,981
Dai Nippon Printing Co., Ltd.	9,329	197,415
Daifuku Co., Ltd.	3,000	272,184
Dai-ichi Life Holdings, Inc.	31,394	577,625
Daiichi Sankyo Co., Ltd.	54,439	1,174,417
Daikin Industries, Ltd.	7,900	1,472,162
Daito Trust Construction Co., Ltd.	2,300	250,936
Daiwa House Industry Co., Ltd.	18,092	543,999
Daiwa Securities Group, Inc.	39,800	218,645
Denso Corp.	13,947	951,067
Dentsu Group, Inc.	7,500	269,083
Disco Corp.	900	273,644
East Japan Railway Co.	9,726	693,600
Eisai Co., Ltd.	7,825	769,019
FANUC Corp.	6,551	1,570,916
Fast Retailing Co., Ltd.	1,742	1,309,440
Fuji Electric Co., Ltd.	3,700	172,705
Fujitsu, Ltd.	6,048	1,131,574
GMO Payment Gateway, Inc.	1,100	142,861
Hamamatsu Photonics K.K.	5,021	302,461
Hankyu Hanshin Holdings, Inc.	7,100	219,162
Hikari Tsushin, Inc.	600	105,448
Hitachi Construction Machinery Co., Ltd.	2,400	73,502
Hitachi Metals, Ltd.(1)	14,500	277,094
HOYA Corp.	12,587	1,664,887
Hulic Co., Ltd.(2)	7,500	84,254
Ibiden Co., Ltd.	2,900	156,088
Iida Group Holdings Co., Ltd.	4,200	108,032
Isuzu Motors, Ltd.	15,600	207,007
Itochu Techno-Solutions Corp.	2,900	89,714
Japan Exchange Group, Inc.	13,300	296,270
JSR Corp.	5,700	173,150
Kajima Corp.	12,300	156,085
Kansai Paint Co., Ltd.	6,400	163,366
Kao Corp.(2)	14,363	885,624
KDDI Corp.	50,618	1,577,038
Keio Corp.	2,723	160,291
Keyence Corp.	6,200	3,122,463
Kikkoman Corp.	5,009	330,335
Kintetsu Group Holdings Co., Ltd.(1)	6,105	214,585
Kobayashi Pharmaceutical Co., Ltd.	1,500	128,257
Komatsu, Ltd.	29,746	736,914
Kose Corp.	831	130,548
Security	Shares	Value
Japan (continued)
Kubota Corp.(2)	32,994	$ 667,459
Kyowa Kirin Co., Ltd.	7,606	270,511
Lixil Corp.	7,700	199,256
M3, Inc.	13,600	990,873
Makita Corp.	5,892	277,437
MEIJI Holdings Co., Ltd.	4,071	243,954
Mercari, Inc.(1)(2)	2,800	148,018
MINEBEA MITSUMI, Inc.	10,700	282,708
MISUMI Group, Inc.	8,100	274,118
Mitsubishi Chemical Holdings Corp.	40,060	337,065
Mitsubishi Electric Corp.	59,607	865,329
Mitsubishi Estate Co., Ltd.	37,008	598,181
Mitsubishi HC Capital, Inc.	16,900	90,626
Mitsubishi Heavy Industries, Ltd.	8,900	262,747
Mitsubishi UFJ Financial Group, Inc.(5)	351,557	1,893,576
Mitsui Chemicals, Inc.	5,200	179,752
Mitsui Fudosan Co., Ltd.	29,300	677,524
Mizuho Financial Group, Inc.	73,417	1,052,249
MS&AD Insurance Group Holdings, Inc.	13,700	396,097
Murata Manufacturing Co., Ltd.	17,753	1,352,332
Nidec Corp.	13,580	1,561,566
Nihon M&A Center, Inc.	8,500	220,153
Nintendo Co., Ltd.	3,529	2,042,136
Nippon Express Co., Ltd.	2,794	213,055
Nippon Paint Holdings Co., Ltd.	18,945	256,290
Nippon Telegraph & Telephone Corp.	74,840	1,956,705
Nippon Yusen KK	4,500	228,366
Nissan Chemical Corp.	3,100	151,528
Nissin Foods Holdings Co., Ltd.	1,999	143,942
Nitori Holdings Co., Ltd.	2,268	400,522
Nitto Denko Corp.	4,886	363,862
Nomura Holdings, Inc.	96,400	490,626
Nomura Research Institute, Ltd.	10,400	343,477
NTT Data Corp.	19,435	303,396
Obic Co., Ltd.	2,000	371,958
Odakyu Electric Railway Co., Ltd.	7,246	183,278
Olympus Corp.	38,900	773,757
Omron Corp.	5,482	434,047
Ono Pharmaceutical Co., Ltd.	12,622	281,473
Oracle Corp. Japan(1)	1,026	78,395
Oriental Land Co., Ltd.	6,797	968,339
ORIX Corp.	38,967	658,604
Osaka Gas Co., Ltd.	12,800	238,834
Otsuka Corp.	3,188	167,116
Otsuka Holdings Co., Ltd.	13,620	565,530
Pan Pacific International Holdings Corp.	11,568	240,556
Panasonic Corp.	69,100	795,653

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Rakuten Group, Inc.	22,849	$ 257,991
Recruit Holdings Co., Ltd.	53,579	2,627,448
Renesas Electronics Corp.(1)	22,000	237,432
Resona Holdings, Inc.	59,733	230,310
Ricoh Co., Ltd.	20,084	226,066
Rohm Co., Ltd.	2,276	209,455
Secom Co., Ltd.	8,400	640,252
Seiko Epson Corp.	7,600	133,593
Sekisui Chemical Co., Ltd.	10,972	187,863
Sekisui House, Ltd.	17,670	362,849
SG Holdings Co., Ltd.	11,000	288,851
Sharp Corp.(2)	5,099	84,122
Shimadzu Corp.	8,026	310,131
Shimano, Inc.	2,272	540,563
Shin-Etsu Chemical Co., Ltd.	11,737	1,963,138
Shionogi & Co., Ltd.(2)	8,554	445,800
Shiseido Co., Ltd.	12,097	892,260
SMC Corp.	1,932	1,142,961
SoftBank Corp.	91,900	1,201,591
SoftBank Group Corp.	37,890	2,642,517
Sompo Holdings, Inc.	8,437	312,492
Sony Group Corp.	40,500	3,927,172
Subaru Corp.	17,300	342,877
Sumco Corp.	7,700	188,620
Sumitomo Chemical Co., Ltd.	40,500	215,252
Sumitomo Dainippon Pharma Co., Ltd.	5,400	113,261
Sumitomo Electric Industries, Ltd.	22,773	336,355
Sumitomo Mitsui Financial Group, Inc.	40,653	1,401,389
Sumitomo Mitsui Trust Holdings, Inc.	10,316	329,083
Suntory Beverage & Food, Ltd.(2)	4,800	180,923
Sysmex Corp.	5,226	619,985
T&D Holdings, Inc.	16,219	210,472
Takeda Pharmaceutical Co., Ltd.	51,852	1,740,182
TDK Corp.	4,114	498,019
Terumo Corp.	20,546	832,164
TIS, Inc.	7,000	178,649
Toho Co., Ltd.	4,200	173,174
Tokyo Century Corp.	1,200	64,517
Tokyo Electron, Ltd.	4,826	2,086,686
Tokyo Gas Co., Ltd.	13,200	248,974
Tokyu Corp.	15,932	216,835
Toray Industries, Inc.	48,050	320,300
TOTO, Ltd.	3,864	200,207
Toyota Industries Corp.	4,275	369,681
Toyota Motor Corp.	63,883	5,584,271
Trend Micro, Inc.	4,093	214,324
Unicharm Corp.	11,502	463,303
Security	Shares	Value
Japan (continued)
West Japan Railway Co.(2)	4,610	$ 263,439
Yakult Honsha Co., Ltd.	4,386	248,346
Yamaha Corp.	4,444	241,253
Yamaha Motor Co., Ltd.	8,525	231,557
Yaskawa Electric Corp.	7,400	361,381
Z Holdings Corp.	82,000	410,366
ZOZO, Inc.	3,400	115,279
		$ 95,484,243
Netherlands — 4.5%
Aalberts NV	2,883	$155,277
ABN AMRO Group NV(1)(3)	26,116	316,457
Adyen NV(1)(3)	782	1,917,722
Aegon NV	53,295	221,660
AerCap Holdings NV(1)	2,990	153,118
Akzo Nobel NV	6,503	805,207
Argenx SE(1)(4)	1,189	358,740
Argenx SE(1)(4)	350	105,600
ASM International NV	1,379	454,831
ASML Holding NV	12,295	8,487,475
BE Semiconductor Industries NV	1,948	166,004
Euronext NV(3)	2,638	286,984
GrandVision NV(1)(3)	1,973	65,979
IMCD NV	1,705	271,666
ING Groep NV	121,755	1,616,219
Just Eat Takeaway.com NV(1)(3)	4,742	438,557
Koninklijke Ahold Delhaize NV	40,256	1,198,806
Koninklijke DSM NV	5,542	1,035,983
Koninklijke KPN NV	100,536	314,442
Koninklijke Philips NV	30,274	1,502,625
NN Group NV	7,527	355,570
NXP Semiconductors NV	8,928	1,836,668
Prosus NV(1)	14,212	1,392,315
QIAGEN NV(1)(2)	7,991	386,605
Randstad NV	4,019	308,097
Signify NV(3)	3,752	238,169
STMicroelectronics NV(4)	13,134	477,638
STMicroelectronics NV(4)	4,917	178,760
Wolters Kluwer NV	10,220	1,027,251
		$26,074,425
New Zealand — 0.2%
Auckland International Airport, Ltd.(1)	34,843	$177,014
Fisher & Paykel Healthcare Corp., Ltd.	14,766	321,226
Mercury NZ, Ltd.	15,966	74,408
Meridian Energy, Ltd.	65,034	242,477

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Xero, Ltd.(1)	3,659	$ 376,364
		$ 1,191,489
Norway — 0.6%
Adevinta ASA(1)	8,753	$ 167,908
DNB ASA	29,181	635,977
Gjensidige Forsikring ASA	5,818	128,278
Mowi ASA	17,690	450,379
Norsk Hydro ASA	112,936	721,028
Orkla ASA	32,337	329,551
Salmar ASA	1,727	114,652
Schibsted ASA, Class A	5,543	267,401
Telenor ASA	21,047	354,959
Tomra Systems ASA	3,486	192,443
Yara International ASA	5,117	269,637
		$3,632,213
Portugal — 0.1%
EDP - Energias de Portugal S.A.	101,786	$540,119
Jeronimo Martins SGPS S.A.	9,886	180,395
		$720,514
Singapore — 0.9%
CapitaLand, Ltd.	94,641	$261,420
DBS Group Holdings, Ltd.	65,029	1,446,719
Flex, Ltd.(1)	17,487	312,493
Oversea-Chinese Banking Corp., Ltd.	117,971	1,051,327
Singapore Airlines, Ltd.(1)	55,456	199,981
Singapore Exchange, Ltd.	28,600	238,206
Singapore Technologies Engineering, Ltd.	69,300	199,960
Singapore Telecommunications, Ltd.	441,312	752,929
United Overseas Bank, Ltd.	46,159	888,902
		$5,351,937
South Korea — 4.4%
AMOREPACIFIC Corp.	1,132	$253,261
CJ CheilJedang Corp.	305	124,845
Doosan Heavy Industries & Construction Co., Ltd.(1)	6,221	131,391
Hana Financial Group, Inc.	8,989	368,381
Hanon Systems	5,026	73,838
HMM Co., Ltd.(1)	8,137	317,223
HYBE Co., Ltd.(1)	374	97,080
Hyundai Mobis Co., Ltd.	2,237	580,124
Hyundai Motor Co.	5,079	1,080,715
Industrial Bank of Korea	7,269	67,852
Kakao Corp.	9,730	1,409,318
KB Financial Group, Inc.	11,699	580,622
Security	Shares	Value
South Korea (continued)
Kia Corp.	8,796	$ 700,978
KT Corp.	3,517	99,259
LG Chem, Ltd.	1,748	1,319,897
LG Display Co., Ltd.(1)	6,733	146,364
LG Electronics, Inc.	4,032	583,770
LG Household & Health Care, Ltd.	315	492,697
Lotte Chemical Corp.	438	102,073
NAVER Corp.	4,851	1,800,053
Netmarble Corp.(3)	635	75,496
Samsung C&T Corp.	2,683	324,933
Samsung Electro-Mechanics Co., Ltd.	1,714	268,785
Samsung Electronics Co., Ltd.	156,645	11,213,609
Samsung SDS Co., Ltd.	1,007	165,387
Shinhan Financial Group Co., Ltd.	14,003	505,571
SK Biopharmaceuticals Co., Ltd.(1)	830	90,582
SK Hynix, Inc.	18,372	2,073,621
SK Telecom Co., Ltd.	1,257	357,217
Woori Financial Group, Inc.	16,058	163,484
		$25,568,426
Spain — 2.2%
Acciona S.A.	549	$82,914
Aena SME S.A.(1)(3)	2,720	446,300
Amadeus IT Group S.A.(1)	13,487	950,788
Banco Bilbao Vizcaya Argentaria S.A.(1)	190,981	1,184,652
Banco Santander S.A.(1)	491,915	1,881,602
CaixaBank S.A.	116,029	357,219
Cellnex Telecom S.A.(3)	16,266	1,037,466
EDP Renovaveis S.A.	6,638	154,013
Enagas S.A.(2)	20,110	464,801
Ferrovial S.A.	13,481	396,185
Grifols S.A.	14,794	401,167
Iberdrola S.A.	193,063	2,354,337
Industria de Diseno Textil S.A.	31,741	1,120,673
International Consolidated Airlines Group S.A.(1)(2)	163,014	393,608
Mapfre S.A.(2)	30,543	64,614
Naturgy Energy Group S.A.	7,111	183,012
Red Electrica Corp. S.A.	14,231	264,215
Siemens Gamesa Renewable Energy S.A.	6,052	202,341
Telefonica S.A.	153,925	718,439
		$12,658,346
Sweden — 3.4%
Alfa Laval AB	9,070	$320,581
Assa Abloy AB, Class B	33,700	1,015,985
Atlas Copco AB, Class A	32,800	2,014,195
Boliden AB	22,511	866,212

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Castellum AB	6,509	$ 165,727
Electrolux AB, Series B	7,364	204,071
Epiroc AB, Class A	33,496	762,491
EQT AB	7,430	269,900
Essity AB, Class B	20,336	674,548
Fastighets AB Balder, Class B(1)	3,078	192,953
H & M Hennes & Mauritz AB, Class B(1)	23,304	553,456
Hexagon AB, Class B	66,438	984,370
Holmen AB, Class B	3,130	141,383
Husqvarna AB, Class B	14,611	194,184
ICA Gruppen AB	3,214	149,615
Industrivarden AB, Class A	9,828	382,241
Indutrade AB	8,828	226,001
Investment AB Latour, Class B	4,175	137,074
Investor AB, Class B	72,580	1,672,997
Kinnevik AB, Class B	8,176	327,399
L E Lundbergforetagen AB, Class B	1,996	128,823
Lifco AB, Class B	6,875	160,792
Nibe Industrier AB, Class B	52,404	552,202
Sagax AB, Class B	6,048	179,496
Sandvik AB	36,854	942,344
Skandinaviska Enskilda Banken AB, Class A	51,087	660,356
Skanska AB, Class B	10,936	290,341
SKF AB, Class B	12,512	318,908
Spotify Technology S.A.(1)	4,330	1,193,305
Svenska Cellulosa AB SCA, Class B	22,749	373,133
Svenska Handelsbanken AB, Class A	48,698	549,700
SWECO AB, Class B	7,432	135,275
Swedbank AB, Class A	32,865	611,845
Tele2 AB, Class B	20,426	278,487
Telia Co. AB	75,936	337,267
Trelleborg AB, Class B	7,436	172,831
Volvo AB, Class B(2)	55,845	1,345,832
		$19,486,320
Switzerland — 8.6%
ABB, Ltd.	54,195	$1,841,256
Adecco Group AG	4,983	339,052
Alcon, Inc.	15,500	1,087,131
Bachem Holding AG, Class B	144	85,415
Baloise Holding AG	1,175	183,462
Banque Cantonale Vaudoise	787	70,719
Barry Callebaut AG	120	278,889
Chocoladefabriken Lindt & Sprungli AG PC	75	746,630
Cie Financiere Richemont S.A.	14,534	1,761,936
Clariant AG	4,844	96,455
Coca-Cola HBC AG(1)	5,985	216,637
Security	Shares	Value
Switzerland (continued)
EMS-Chemie Holding AG	193	$ 189,701
Garmin, Ltd.	4,532	655,509
Geberit AG	1,020	766,194
Givaudan S.A.	285	1,326,735
Julius Baer Group, Ltd.	5,603	365,950
Kuehne & Nagel International AG	1,599	547,273
Logitech International S.A.	5,074	616,199
Lonza Group AG	2,288	1,622,092
Nestle S.A.	83,406	10,396,312
Novartis AG	64,627	5,895,698
Partners Group Holding AG	630	955,046
Roche Holding AG PC	22,070	8,316,811
Schindler Holding AG	1,940	567,675
SGS S.A.	221	682,330
SIG Combibloc Group AG(1)	8,554	232,912
Sika AG	4,000	1,310,551
Sonova Holding AG(1)	1,666	627,507
Straumann Holding AG	326	519,984
Swatch Group AG (The)	980	336,546
Swiss Life Holding AG	913	444,132
Swiss Prime Site AG	2,525	250,598
Swiss Re AG	8,349	754,103
Swisscom AG	708	404,543
TE Connectivity, Ltd.	10,203	1,379,548
Temenos AG	1,706	274,281
UBS Group AG	101,328	1,552,064
VAT Group AG(3)	737	245,096
Vifor Pharma AG	1,307	169,345
Zurich Insurance Group AG	4,234	1,700,650
		$49,812,967
Taiwan — 4.8%
Advantech Co., Ltd.	12,499	$154,656
ASE Technology Holding Co., Ltd.	102,904	412,875
AU Optronics Corp.(1)	244,000	197,313
Cathay Financial Holding Co., Ltd.	270,357	522,719
Chailease Holding Co., Ltd.	37,720	274,031
China Development Financial Holding Corp.	340,000	160,345
China Steel Corp.	929,000	1,319,323
Chunghwa Telecom Co., Ltd.	112,055	457,259
CTBC Financial Holding Co., Ltd.	551,000	448,698
Delta Electronics, Inc.	57,319	622,706
E.Sun Financial Holding Co., Ltd.	302,725	285,750
Evergreen Marine Corp. Taiwan, Ltd.(1)	87,000	614,521
Far EasTone Telecommunications Co., Ltd.	48,073	111,433
Feng TAY Enterprise Co., Ltd.	11,000	96,500
First Financial Holding Co., Ltd.	264,870	215,728

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Fubon Financial Holding Co., Ltd.	201,000	$ 532,865
Globalwafers Co., Ltd.	6,000	197,822
Hotai Motor Co., Ltd.	9,000	198,298
Hua Nan Financial Holdings Co., Ltd.	195,499	129,419
Innolux Corp.(1)	250,000	185,977
Largan Precision Co., Ltd.	3,000	333,575
MediaTek, Inc.	43,883	1,513,359
Mega Financial Holding Co., Ltd.	282,668	333,253
Nan Ya Printed Circuit Board Corp.	6,000	83,844
Nanya Technology Corp.	27,000	77,161
Novatek Microelectronics Corp.	15,000	268,096
President Chain Store Corp.	16,828	158,798
Quanta Computer, Inc.	67,398	211,537
Realtek Semiconductor Corp.	13,000	235,493
Shanghai Commercial & Savings Bank, Ltd. (The)	84,924	137,832
Taishin Financial Holding Co., Ltd.	357,913	195,857
Taiwan Cooperative Financial Holding Co., Ltd.	238,397	181,822
Taiwan Mobile Co., Ltd.	48,748	178,445
Taiwan Semiconductor Manufacturing Co., Ltd.	682,240	14,694,104
Uni-President Enterprises Corp.	183,000	480,548
United Microelectronics Corp.	370,000	701,632
Vanguard International Semiconductor Corp.	25,000	105,910
Wan Hai Lines, Ltd.	32,000	368,239
Yageo Corp.	10,000	201,324
Yang Ming Marine Transport Corp.(1)	46,000	301,105
Yuanta Financial Holding Co., Ltd.	292,600	281,745
		$28,181,917
United Kingdom — 12.1%
3i Group PLC	38,258	$620,884
Admiral Group PLC	6,192	269,427
Amcor PLC	66,625	763,522
Ashtead Group PLC	18,798	1,397,223
ASOS PLC(1)	2,424	166,585
Associated British Foods PLC	17,313	531,454
AstraZeneca PLC	41,563	4,993,550
Atlassian Corp. PLC, Class A(1)	5,483	1,408,363
Auto Trader Group PLC(1)(3)	36,630	320,806
Avast PLC(3)	23,968	162,489
AVEVA Group PLC	4,844	248,623
Aviva PLC	154,793	869,001
B&M European Value Retail S.A.	37,664	299,009
BAE Systems PLC	136,099	983,454
Barratt Developments PLC	40,954	394,333
Bellway PLC	4,648	208,236
Berkeley Group Holdings PLC	4,526	287,784
BT Group PLC(1)	329,739	886,123
Security	Shares	Value
United Kingdom (continued)
Bunzl PLC	12,738	$ 421,389
Burberry Group PLC(1)	16,176	462,620
Clarivate PLC(1)	11,523	317,228
Coca-Cola Europacific Partners PLC	9,991	592,666
Compass Group PLC(1)	84,462	1,779,438
ConvaTec Group PLC(3)	58,299	194,073
Croda International PLC	5,927	604,519
Dechra Pharmaceuticals PLC	3,983	240,894
Diageo PLC	80,727	3,869,123
DS Smith PLC	48,060	278,250
easyJet PLC(1)	11,998	148,807
Electrocomponents PLC	16,988	242,030
Farfetch, Ltd., Class A(1)	11,396	573,903
Ferguson PLC	8,780	1,221,536
GlaxoSmithKline PLC	181,355	3,565,273
Halma PLC	16,337	608,639
Hargreaves Lansdown PLC	13,222	290,942
Hikma Pharmaceuticals PLC	6,016	203,593
Howden Joinery Group PLC	20,686	233,937
IMI PLC	10,106	240,519
Informa PLC(1)	72,165	501,529
InterContinental Hotels Group PLC(1)	8,685	578,860
Intermediate Capital Group PLC	11,012	323,898
Intertek Group PLC	7,994	611,816
ITV PLC(1)	159,120	276,550
J Sainsbury PLC	75,818	285,369
Janus Henderson Group PLC	5,961	231,346
JD Sports Fashion PLC(1)	17,417	221,643
Johnson Matthey PLC	8,029	341,845
Kingfisher PLC(1)	84,412	426,035
Legal & General Group PLC	233,513	833,077
Liberty Global PLC, Class A(1)	20,042	544,341
Linde PLC	17,124	4,950,548
Lloyds Banking Group PLC	2,741,031	1,773,052
London Stock Exchange Group PLC	12,657	1,398,730
M&G PLC	94,226	298,499
Melrose Industries PLC	179,745	386,905
Mondi PLC	21,001	552,920
National Grid PLC	150,304	1,911,817
Next PLC(1)	4,627	503,574
Ocado Group PLC(1)	22,388	620,324
Pearson PLC	33,615	387,107
Pennon Group PLC	17,994	282,780
Persimmon PLC	12,356	506,146
Phoenix Group Holdings PLC	28,666	268,343
Prudential PLC	98,166	1,867,684
RELX PLC	85,974	2,279,747

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Rentokil Initial PLC	91,703	$ 628,091
Rightmove PLC	34,022	305,796
Royal Mail PLC(1)	27,952	223,500
Sage Group PLC (The)	45,157	427,738
Schroders PLC	5,660	275,267
Severn Trent PLC	10,498	363,417
Smith & Nephew PLC	37,222	807,242
Smiths Group PLC	15,961	351,522
Spirax-Sarco Engineering PLC	2,993	563,722
SSE PLC	44,513	924,480
St. James's Place PLC	21,161	432,673
Standard Chartered PLC	119,206	760,749
Standard Life Aberdeen PLC	77,935	292,374
Taylor Wimpey PLC	148,171	326,085
Tesco PLC	365,764	1,129,911
Unilever PLC	79,687	4,656,394
United Utilities Group PLC	26,914	363,264
Vodafone Group PLC	1,065,711	1,786,162
Weir Group PLC (The)(1)	9,721	249,544
Whitbread PLC(1)	9,237	399,296
WPP PLC	60,096	812,369
		$70,144,326
Total Common Stocks (identified cost $480,188,085)		$577,305,079

Short-Term Investments — 7.3%

Affiliated Fund — 6.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(6)	38,862,576	$ 38,862,576
Total Affiliated Fund (identified cost $38,862,576)		$ 38,862,576

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(7)	3,487,373	$ 3,487,373
Total Securities Lending Collateral (identified cost $3,487,373)		$ 3,487,373
Total Short-Term Investments (identified cost $42,349,949)		$ 42,349,949

Total Investments — 106.5% (identified cost $522,538,034)	$619,655,028
Other Assets, Less Liabilities — (6.5)%	$(37,727,920)
Net Assets — 100.0%	$581,927,108

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $9,962,512 and the total market value of the collateral received by the Fund was $10,807,853, comprised of cash of $3,487,373 and U.S. government and/or agencies securities of $7,320,480.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $11,161,851 or 1.9% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(7)	Represents investment of cash collateral received in connection with securities lending.

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

At June 30, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	19.5%
Information Technology	15.5
Industrials	15.2
Consumer Discretionary	11.5
Health Care	11.0
Consumer Staples	8.6
Communication Services	6.7
Materials	6.4
Utilities	2.8
Real Estate	1.7
Energy	0.3
Total	99.2%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at June 30, 2021.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $40,756,152, which represents 7.0% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$ —	$ 588,299	$ —	$ —	$17,930	$ 1,893,576	$26,339	351,557
Short-Term Investments
Calvert Cash Reserves Fund, LLC	3,089,730	181,130,754	(145,357,758)	(186)	36	38,862,576	2,226	38,862,576
Totals				$(186)	$17,966	$40,756,152	$28,565

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$236,911	$29,824,371	$ —	$30,061,282
Austria	—	1,047,602	—	1,047,602

Calvert
International Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Belgium	$ —	$4,133,458	$ —	$4,133,458
Canada	52,298,245	—	—	52,298,245
Denmark	193,378	12,302,664	—	12,496,042
Finland	—	7,053,337	—	7,053,337
France	—	50,034,658	—	50,034,658
Germany	—	45,031,481	—	45,031,481
Hong Kong	—	15,187,143	—	15,187,143
Ireland	2,408,881	6,199,391	—	8,608,272
Israel	1,119,040	1,387,209	—	2,506,249
Italy	—	10,540,187	—	10,540,187
Japan	—	95,484,243	—	95,484,243
Netherlands	2,376,391	23,698,034	—	26,074,425
New Zealand	—	1,191,489	—	1,191,489
Norway	—	3,632,213	—	3,632,213
Portugal	—	720,514	—	720,514
Singapore	312,493	5,039,444	—	5,351,937
South Korea	—	25,568,426	—	25,568,426
Spain	—	12,658,346	—	12,658,346
Sweden	2,177,675	17,308,645	—	19,486,320
Switzerland	2,035,057	47,777,910	—	49,812,967
Taiwan	—	28,181,917	—	28,181,917
United Kingdom	9,381,917	60,762,409	—	70,144,326
Total Common Stocks	$72,539,988	$504,765,091(1)	$ —	$577,305,079
Short-Term Investments:
Affiliated Fund	$ —	$38,862,576	$ —	$38,862,576
Securities Lending Collateral	3,487,373	—	—	3,487,373
Total Investments	$76,027,361	$543,627,667	$ —	$619,655,028

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.